Share-Based Compensation - Schedule of Stock Option Activity (Details) (10-K) - Employees Consultants and Advisors [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Options Outstanding, Balance Beginning	11,751,592	377,227	166,385
Options Outstanding, Grants	13,190,453	12,503,783	295,810
Options Outstanding, Exercised		(127,596)
Options Outstanding, Cancelled/expired		(1,001,822)	(84,968)
Options Outstanding, Balance Ending	24,942,045	11,751,592	377,227
Weighted-Average Exercise Price, Balance Beginning	$ 0.05	$ 1.86	$ 3.45
Weighted-Average Exercise Price, Grants	0.02	0.02	1.09
Weighted-Average Exercise Price, Exercised		2.11
Weighted-Average Exercise Price, Cancelled/expired		0.11	3.82
Weighted-Average Exercise Price, Balance Ending	$ 0.03	$ 0.05	$ 1.86